Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	June 30, 2026	December 31, 2025
Accounts receivable	$234,086	$174,075
Less: allowance for expected credit losses	(11,019)	(6,598)
Total accounts receivable, net	$223,067	$167,477

Schedule of Expected Credit Loss Provision

Details of the changes of the expected credit loss provision are as follows:

	Six months ended June 30,
	2026	2025
Beginning of the period	$6,598	$3,055
Provision for the year	4,553	4,108
Foreign exchange realignment	(132)	415
End of the period	$11,019	$7,578